Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

June 4, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Legg Mason Lifestyle Income Fund (the “Acquired Fund”), a series of the Trust, into Legg Mason Lifestyle Allocation 30% (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”).

Please note that the Registration Statement registers Class A, Class B and Class C shares of the Acquiring Fund to be issued in the Reorganization. Please note further that the Registration Statement contains an Information Statement/Prospectus because the Reorganization does not require shareholder approval.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 5, 2010.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony W. Geron

Anthony W. Geron

Enclosures

cc:	Harris C. Goldblat, Esq., Legg Mason & Co., Inc.
Rosemary D. Emmons, Esq., Legg Mason & Co., Inc.